Changes in Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	¥ (75,633)	¥ (51,010)	¥ (54,673)
Net change for the year	(5,827)	(24,572)	3,626
Other	(179)	(51)	37
Ending Balance	(81,639)	(75,633)	(51,010)
Net Unrealized Gains on Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	32,235	23,468	11,621
Net change for the year	8,502	8,767	11,847
Other	(2)
Ending Balance	40,735	32,235	23,468
Net Unrealized Gains (Losses) on Derivative Financial Instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(29)	(82)	(145)
Net change for the year	(41)	52	63
Other	0	1
Ending Balance	(70)	(29)	(82)
Pension Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(3,534)	1,053	53
Net change for the year	(8,750)	(4,530)	1,003
Other	(6)	(57)	(3)
Ending Balance	(12,290)	(3,534)	1,053
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(104,305)	(75,449)	(66,202)
Net change for the year	(5,538)	(28,861)	(9,287)
Other	(171)	5	40
Ending Balance	¥ (110,014)	¥ (104,305)	¥ (75,449)